3. Investment in associates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Investment in associates	$ 985,646	$ 307,012
Share of the profit of associates	$ 715,001	147,513	$ 43,390
Associate 1
Disclosure of associates [line items]
Name of associate	Termoeléctrica José de San Martin S.A.
Investment in associates	$ 25,671	19,576
Share of the profit of associates	$ 22,218	15,897	11,958
Associate 2
Disclosure of associates [line items]
Name of associate	Termoeléctrica Manuel Belgrano S.A.
Investment in associates	$ 28,744	25,236
Share of the profit of associates	$ 23,557	20,953	14,494
Associate 3
Disclosure of associates [line items]
Name of associate	Inversora de Gas Cuyana S.A.
Investment in associates	$ 217,380	82,183
Share of the profit of associates	$ 135,197	33,868	8,083
Associate 4
Disclosure of associates [line items]
Name of associate	Inversora de Gas Centro S.A.
Investment in associates	$ 254,813	101,740
Share of the profit of associates	$ 153,073	40,726	10,539
Associate 5
Disclosure of associates [line items]
Name of associate	Distribuidora de Gas del Centro S.A.
Investment in associates	$ 204,382	70,130
Share of the profit of associates	$ 134,252	28,582	5,444
Associate 6
Disclosure of associates [line items]
Name of associate	Transportadora de Gas del Mercosur S.A.
Investment in associates	$ 254,551	6,884
Share of the profit of associates	$ 247,667	0	0
Associate 7
Disclosure of associates [line items]
Name of associate	Others
Investment in associates	$ 105	1,263
Share of the profit of associates	$ (963)	$ 7,487	$ (7,128)